Fees Summary	Aug. 30, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $4,500,000.
Narrative - Max Aggregate Offering Price	$ 4,500,000